Interim Condensed Consolidated Statements of Financial Position (Unaudited) - USD ($) $ in Thousands	Nov. 30, 2025	Aug. 31, 2025
Current assets
Cash	$ 9,162	$ 7,770
Amounts receivable	7,736	3,818
Prepayments and other assets	1,654	1,237
Inventories	17,330	13,018
Total current assets	35,882	25,843
Other long-term assets	4,359	3,916
Mineral property, plant and equipment	89,312	87,493
Total assets	129,553	117,252
Current liabilities
Amounts payable and accrued liabilities	15,194	18,164
Income tax payable	3,945	753
Deferred revenue	4,131	3,408
Current portion of lease liabilities	1,417	1,201
Current portion of borrowings	332
Derivative financial instrument liabilities	8,011	1,011
Total current liabilities	33,030	24,537
Lease liabilities	1,814	1,606
Deferred income tax liability	18,029	15,670
Borrowings	997
Provision for reclamation	1,186	1,151
Total liabilities	55,056	42,964
Equity
Share capital	169,112	168,001
Share-based payments reserve	8,417	8,778
Warrants reserve	1,655	1,700
Accumulated deficit	(125,374)	(121,206)
Equity attributable to shareholders	53,810	57,273
Non-controlling interest	20,687	17,015
Total equity	74,497	74,288
Total equity and liabilities	$ 129,553	$ 117,252